Customer And Supplier Concentration - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SOI Wafers
Disclosure of major customers [line items]
Amount due to supplier	$ 61	$ 56
SOI Wafers | Supplier Risk
Disclosure of major customers [line items]
Supplier concentration risk (as a percent)	63.00%	54.00%	46.00%
Customer A
Disclosure of major customers [line items]
Percentage of entity's revenue	8.00%	9.00%	12.00%
Trade receivables	$ 122	$ 71
Customer B
Disclosure of major customers [line items]
Percentage of entity's revenue	17.00%	16.00%	15.00%
Trade receivables	$ 237	$ 163